Description of Organization And Business Operations - Additional Information (Detail) - USD ($)			7 Months Ended
	Dec. 31, 2020	Aug. 25, 2020	Dec. 31, 2020	Mar. 11, 2021	Dec. 21, 2020	Sep. 30, 2020
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share				$ 10.00
Private Placement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share					$ 10.00
Colonnade Acquisition Corp.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share		$ 10.00
Proceeds from initial public offer			$ 20,000,000
Proceeds from warrants issued			6,000,000
Payment of offering costs			572,531
Payment to acquire short term restricted investments		$ 200,000,000	$ 200,000,000
Restricted investments maturity		185 days
Per share value of assets available for distribution on liquidation	$ 10.00		$ 10.00
Percentage of shares issued that can be transferred with no restriction						20.00%
Percentage of public shares redemption	100.00%		100.00%
Business acquisition, percentage of voting interests acquired	100.00%		100.00%
Dissolution expenses	$ 100,000
Capital Deficit	1,336,251		$ 1,336,251
Colonnade Acquisition Corp. | Interest Income [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cash Deposited in Trust Account	61,000		61,000
Colonnade Acquisition Corp. | Marketable Securities Held In Trust [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Marketable securities held in Trust Account	200,061,054		200,061,054
Colonnade Acquisition Corp. | Deposit Account [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Operanting Bank Accounts	$ 697,957		$ 697,957
Colonnade Acquisition Corp. | Percentage Of Ownership In Investment Company Post Business Combination [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment, ownership percentage	50.00%		50.00%
Colonnade Acquisition Corp. | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Initial business combination as a percentage of assets held in trust account excluding taxes payable and deferred underwriting commission	80.00%		80.00%
Minimum net tangible assets needed post business combination for consumating business combination	$ 5,000,001		$ 5,000,001
Colonnade Acquisition Corp. | IPO And Over Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Per share value of assets available for distribution on liquidation	$ 10.00		$ 10.00
IPO [Member] | Colonnade Acquisition Corp.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of public units		20,000,000
Sale of stock issue price per share		$ 10.00
Proceeds from initial public offer		$ 200,000,000
Transaction costs	$ 11,597,631		$ 11,597,631
Underwriting fees	4,000,000
Deferred underwriting fee	7,000,000		$ 7,000,000
Payment of offering costs	$ 597,631
Class A Common Stock and Public Warrants [Member] | Colonnade Acquisition Corp.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Per share value of assets available for distribution on liquidation	$ 10.00		$ 10.00
Class A Common Stock and Public Warrants [Member] | Colonnade Acquisition Corp. | Private Placement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants issued during the period		6,000,000
Warrants issued price per warrant		$ 1.00
Proceeds from warrants issued		$ 6,000,000